Debt Interest Charges (Narrative) (Details) € in Millions, $ in Millions		12 Months Ended
	Jun. 15, 2012 EUR (€)	Dec. 31, 2015 USD ($)	Dec. 31, 2014 USD ($)	Dec. 31, 2013 USD ($)
Debt Instrument [Line Items]
Other Noncash Expense				$ 11.2
Derivative Instruments Not Designated as Hedging Instruments, Gain (Loss), Net		$ (19.8)	$ (8.1)	(7.7)
Convertible Senior Notes Due 2013 $575 Million 2.5% [Member]
Debt Instrument [Line Items]
Debt Instrument, Face Amount				575.0
Equity conversion feature of debt | Interest expense, net
Debt Instrument [Line Items]
Derivative Instruments Not Designated as Hedging Instruments, Gain (Loss), Net				$ (5.4)
StarBev L.P. [Member] | Convertible Debt | Convertible Senior Unsecured Note Due 2013 €500 Million 0.0% [Member]
Debt Instrument [Line Items]
Business Combination, Consideration Transferred, Liabilities Incurred | €	€ 500